December 7, 2012

VIA EDGAR

The United States Securities and
Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-8629

Re:           Nationwide Life Insurance Company
Nationwide Variable Account-II
Nationwide Destination Architect (2.0) (File Numbers 333-182494 and 811-03330)

Ladies and Gentlemen:

On behalf of Nationwide Life Insurance Company (“Nationwide”) and its Nationwide Variable Account-II (“Variable Account”), we are filing this Pre-Effective Amendment No. 1 to the Registration Statement indicated above.  This filing is being made electronically via EDGAR in accordance with Regulation S-T.

On July 2, 2012, Nationwide filed an initial Registration Statement on Form N-4 for Individual Flexible Premium Deferred Variable Annuity Contracts to be offered through the Variable Account.  Nationwide received the Staff's written comments in a letter dated August 28, 2012.  This Pre-Effective Amendment No. 1 reflects redlined changes that are a result of Staff comments contained in the August 28, 2012 letter and other miscellaneous disclosure changes including changes to the Nationwide L.inc LC Option (now known as the Nationwide Lifetime Income Track option).  Each comment is restated below and is accompanied by Nationwide’s response.

1.	Glossary: Co-Annuitant (p. 2). In the definition of Co-Annuitant, please insert the phrase "any benefit available under" between the words "receive" and "the Spousal Protection Feature" for clarity.

Response.  We revised the definition of Co-Annuitant as follows (emphasis added):

Co-Annuitant- The person designated by the Contract Owner to receive any benefit available under the Spousal Protection Feature.

2.	Fee Tables (pp. 6-7).

a.
Footnote Numbering issues. The footnote numbers should go in chronological order, but they appear to skip numbers 3 and 4. Please revise. Also, in the Summary of Maximum Contract Expenses, the footnote text associated with Maximum Spousal Continuation Benefit Charge describes the Maximum Nationwide Line LC Option charge. Please substitute the number for the footnote that discusses the current charge for the Spousal

Continuation Benefit instead.

Response.  We believe due to the "tracked changes" function of Word, the footnotes did not appear properly in the Word document that was sent as the courtesy copy to the Staff.  However, the footnotes were correct in the Registration Statement's initial filing that was submitted via EDGAR.  The footnotes also appear correctly in the Pre-Effective Amendment No. 1 courtesy copy.

b.
Underlying Fund Fees. In your response letter, please confirm that the maximum and minimum portfolio fee figures include acquired fund fees and expenses as required by Instruction 3(f) to Item 3 of Form N-1A.

Response.  We confirm that the maximum and minimum figures in the "Underlying Mutual Fund Annual Expenses" table include fees and expenses incurred as a result of investment in shares of one or more Acquired Funds per Instruction 3(f) to Item 3 of Form N-1A.

3.	Contract Synopsis: (pp. 8-10).

a.
Subsequent Purchase Payments. Please use bold face font or some other means of drawing attention to the sentences that indicate subsequent purchase payments may not be available in all states. Also, since there are only two optional benefits, explicitly name any benefit that restricts subsequent purchase payments and emphasize this disclosure.

Response.  We revised the second paragraph of the "Minimum Initial and Subsequent Purchase Payments" section as follows (emphasis added):

The minimum subsequent purchase payment is $1,000.  However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.  Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states.  Contact the Service Center for information on purchase payments in a particular state.  In addition, the Nationwide Lifetime Income Track option may restrict the Contract Owner's ability to make subsequent purchase payments (see "Dollar Limit Restrictions").

b.
Death Benefit Option. In the standard death benefit description of value (ii), please clarify whether "amounts withdrawn" refers only to amounts withdrawn by the contractowner or also includes amounts withdrawn by Nationwide to pay contract fees and charges.

Response.  We revised the "Death Benefit Options" subsection as follows (emphasis added):

Death Benefit Option

The contract contains a standard death benefit (the greater of (i) the Contract Value or (ii) the total purchase payments less amounts withdrawn by the Contract Owner) at no additional charge.  In lieu of the standard death benefit, an applicant may elect the One-Year Enhanced Death Benefit Option at the time of application for an additional charge at the annualized rate of 0.20% of the Daily Net Assets of the Variable Account.  The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.  The optional death benefit may provide a greater death benefit than the standard death benefit (see "Death Benefit Calculations").

c.
Nationwide Linc LC Option ("LC Option"). If correct, please insert the word "only" between "LC Option" and "is available" in the 2nd sentence of the first paragraph. Also, if the cost of this option may exceed the benefit it provides, please state this. We note that this language was included in the disclosure for the template product and has been removed. Finally, please revise the last sentence of this section to clarify that the early and excess withdrawals it describes will automatically terminate the LC Option, all related benefits and the entire variable annuity contract.

Response.  We revised the first paragraph of the "Nationwide Lifetime Income Track" subsection as follows (emphasis added):

After the Contract Owner reaches age 59½ (or if the Joint Option for the Nationwide Lifetime Income Track option is elected, both spouses reach age 59½) the Nationwide Lifetime Income Track option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals and does not make certain assignments or Contract Owner changes.  Investment Restrictions apply.  The Nationwide Lifetime Income Track option is only available under the contract at the time of application.  The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application.

In addition, since Nationwide has increased the maximum charge for the Nationwide Lifetime Income Track option, we believe the disclosure that the cost may exceed the benefit is now applicable.  Therefore, we revised the third paragraph of the "Nationwide Lifetime Income Track" subsection as follows (emphasis added):

Election of the Nationwide Lifetime Income Track option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, then Lifetime Withdrawals are paid from Nationwide's General Account.  Income withdrawal payments paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability.  Certain actions by the Contract Owner will terminate this optional benefit.  The cost of the Nationwide Lifetime Income Track option may exceed the benefit.

In addition, we believe the last sentence of this section is accurate.  Early or excess withdrawals that reduce the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Track option, but not necessarily the contract.

d.
Charges for Optional Benefits. The disclosure states that the charges associated with optional benefits "are generally only assessed prior to annuitization." Please delete the word "generally." Otherwise, explain when optional charges will be assessed after annuitization.

Response.  We revised the "Charges for Optional Benefits" subsection as follows:

The charges associated with optional benefits are only assessed prior to annuitization.

e.
Death Benefit. If correct, please clarify that unless the purchaser elects the enhanced death benefit option, the standard death benefit is provided under the contract by default. The current language could suggest that there is no death benefit provided if the applicant does not affirmatively elect one or the other.

Response.  We revised the "Death Benefit" section as follows (emphasis added):

An applicant may elect the standard death benefit (at no additional cost) or may elect the One-Year Enhanced Death Benefit Option for an additional charge (see "Death Benefits").  If no election is made at the time of application, the death benefit will be the standard death benefit.

f.	Condensed Financials. Please indicate where and when accumulation unit values will be reported and available in the future.

Response.  Item 4 of Form N-4 requires the Registrant to include condensed financial information for accumulation units outstanding as of the previous fiscal year end.  Since this product was not available for sale as of the previous fiscal year end, no accumulation unit information is included.  The existing disclosure indicates this explicitly.  There is no form requirement that the disclosure include "where and when accumulation unit values will be reported and available in the future."  Nationwide will update the disclosure at the time the accumulation unit value information is required by the form, and the contract owners will be notified that the information is available at that time.

4.	Investing in the Contract (pp. 10-12).

a.
Nationwide's Obligations. Please clarify the last sentence of the second paragraph. Specifically, distinguish between obligations arising under the contract and optional benefit obligations that exceed the variable account value.

Response.  The referenced paragraph provides general information about the Variable Account and Nationwide believes any disclosure to address this comment would be more appropriate under "The Contract in General" section of the prospectus.  Therefore, we revised the sixth paragraph of "The Contract in General" section as follows (emphasis added):

These contracts are offered to customers of various financial institutions and brokerage firms.  No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts.  Certain features under this contract provide guarantees.  These guarantees are the sole responsibility of Nationwide.  Any guaranteed amount that exceeds the Contract Value is: (i) paid from Nationwide’s General Account; and (ii) subject to the rights of Nationwide’s creditors and ultimately, its overall claims paying ability.

b.
Substitution of Securities. In paragraph (2), it is not clear how the term "inappropriate" applies to eliminating or combining fund options. Please explain whether eliminating or combining funds is subject to SEC approval like substitutions are or whether these changes are up to Nationwide's discretion.

Response.  Nationwide reviewed this language and has determined that the terms "eliminating" and "combining" are not applicable under the contract.  Therefore, we revised the "Substitution of Securities" subsection as follows:

Substitution of Securities

Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)      shares of a current underlying mutual fund are no longer available for investment; or

(2)      further investment in an underlying mutual fund is inappropriate.

No substitution of shares may take place without the prior approval of the SEC.  All affected Contract Owners will be notified in the event there is a substitution of shares.

5.
Contacting the Service Center (p. 12). The paragraph that begins "Nationwide may be required to provide" appears to be new language that was not in the template filing. If this is correct, will this language be added to Nationwide's existing contracts as well?

Response.  The Staff reviewed an earlier version of the "Contacting the Service Center"

disclosure in connection with the N-4s that were declared effective in April 2012 (e.g. 333-177316).  The disclosure included in this Pre-Effective Amendment No. 1 is a more enhanced version of that disclosure that has been added to all of Nationwide's N-4s.

6.	The Contract in General (pp. 12-14).

a.
Contract Obligations: Variable & General Accounts. The reference to "guarantees" in the italicized sentence on page 12 is unclear. Please explain the insurance company's independent general and separate account obligations more fully, Specifically, explain that if the benefit value under the optional rider is greater than the contract value in the separate account, benefit payments based on that excess are: (1) obligations of the general account, not the separate account, and (2) subject to the rights of the insurance company's other creditors and, ultimately, its overall claims paying ability.

Response.  Please see our response to Comment 4.a.

b.
Types of Payments Nationwide Receives. Either supplementally confirm that Nationwide intends to use payments from underlying funds or their affiliates to "reduc[e] the prices of the contracts" or delete the corresponding language from the list of corporate purposes these payments may serve.

Response.   Nationwide confirms that it intends to use payments from underlying funds or their affiliates to reduce the prices of the contracts.

c.
Identification of Underlying Mutual Funds. Please substitute the word "will" for "may" in the sentence noting that "higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance." (Emphasis added.)

Response.  We revised the last sentence of the "Identification of Underlying Mutual Funds" subsection as follows (emphasis added):

Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and will lower your investment performance.

d.
Profitability. Given that the disclosure specifically states that no commissions are paid under the contract and it does not assess a CDSC charge, why does Nationwide anticipate it will not earn a profit in the early years of the contract? What are the increased administrative and distribution expenses to which this disclosure refers?

Response.  Administrative and distribution expenses are incurred by Nationwide whenever it issues a contract, regardless of whether commissions are paid.  These expenses are related to the initial processing, set-up, and issuance of the contract.  Since these expenses are incurred at the time the contact is established, it follows that Nationwide's profits are less in early contract years.

7.
Standard Charges and Deductions (pp. 14-15). For emphasis, please consider highlighting the last sentence under the Premium Taxes heading. Also, in the Short-Term Trading Fees section, consider eliminating the repetitious statement about Nationwide remitting these fees to the underlying mutual fund and not retaining them.

Response. Since this language is boilerplate language that appears in all Nationwide products, Nationwide is electing to defer making the changes suggested by the Staff until annual updates.

8.	Optional Contract Benefits, Charges and Deductions (p. 15).

a.	Introductory Paragraph (3). Please clarify that if the LC Option terminates prior to annuitization, Nationwide will not continue to deduct the related charges until annuitization.

Response.  The introductory paragraph provides general information about the optional benefits and includes a qualifier that the information in the introductory paragraph is applicable unless otherwise indicated.  Information specific to a particular optional benefit is not included in the general introductory paragraph.  The first paragraph of the "Automatic Termination of the Nationwide Lifetime Income Track" section explicitly states: "If this option terminates, then Nationwide will no longer assess the fee associated with this option."

b.
One-Year Enhanced Death Benefit Option. In the paragraph following "Note:" please add a sentence generally summarizing the practical effect of a different calculation for contracts with purchase payments in excess of $3,000,000.

Response.  We revised the fourth paragraph of the "One-Year Enhanced Death Benefit Option" section as follows (emphasis added):

Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in "Death Benefit Calculations."  The practical effect of the adjustment is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000, but in no event will the beneficiary receive less than the Contract Value.

9.	LC Option (pp. 15-19).

a.
Availability. The distinction between the two situations described under the Availability subheading is unclear. Please clarify how the second situation would come up if assignment of the contract terminates the LC Option. Specifically, under what circumstances is Nationwide contemplating that a contract "purchased in the normal course of business" will become a beneficially-owned contract without being (a) assigned; or (b) inherited by a contract beneficiary?

Response.  We revised the "Availability" subsection as follows (emphasis added):

Availability

The Nationwide Lifetime Income Track option is available under the contract at the time of application.  The Nationwide Lifetime Income Track option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes.  However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide Lifetime Income Track option is elected, then the spouse may keep the Nationwide Lifetime Income Track option.  However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section.

b.
Lifetime Income Withdrawals. For clarity and ease of reference, please capitalize and define the term "Lifetime Income Withdrawal." Also, in the paragraph beginning "[a]t the time of the first lifetime income withdrawal," the last sentence is only correct while the option is in effect. For accuracy, please add a qualifier to that effect.

Response.  We changed the term "Lifetime Income Withdrawal" to "Lifetime Withdrawal" throughout, and defined "Lifetime Withdrawal" and "Lifetime Withdrawal Amount" as follows:

Lifetime Withdrawal- For purposes of the Nationwide Lifetime Income Track option, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.

Lifetime Withdrawal Amount- The maximum amount that can be withdrawn between Nationwide Lifetime Income Track Anniversaries after the Withdrawal Start Date without reducing the Current Income Benefit Base, subject to the Non-Lifetime Withdrawal if elected.  It is calculated by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.

In addition, we revised the second paragraph of the "Lifetime Withdrawals" subsection as follows (emphasis added):

At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  As long as the Nationwide Lifetime Income Track option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.

c.
Effect of Zero Account Value. Please clarify whether the contract can terminate without value if the total account value fails to zero due to a combination of contractowner withdrawals and poor market performance. If so, describe how Nationwide determines which factor caused the account value to fall to zero. What happens if the contract's account value falls to zero due to the deduction of charges? If appropriate, please specifically state that the contract may terminate without value if a zero account balance value results from contractowner withdrawals, deduction of charges, the combined impact of these factors or these factors and negative market.

Response.  We revised the fifth paragraph of the "Impact of Withdrawals in Excess of the Withdrawal Percentage Limit" subsection as follows (emphasis added):

Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount.  Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

d.
Settlement Options; Benefit Forfeiture. In your response letter, please explain why the default settlement option is structured as described in the hold statements on page 18. It appears that the contractowner's investment behavior can no longer affect Nationwide's risk and Nationwide can determine the value of any annual benefit amount the contractowner has not requested by the end of the year. If this is the case, why is it appropriate for Nationwide to keep any portion of the annual benefit amount to which a contractowner is already entitled?

Response.  It would be inappropriate for Nationwide to make any decision about how any particular contract should continue or not.  Contract owners maintain sole discretion over their investment.

e.
 Settlement Options: Age Based Lump Sum, Please clarify the practical effect of subtracting 3 years from the age of the younger spouse to determine the corresponding multiplier. What is the reason for this adjustment?

Response.  The age upon which the Annual Benefit Multiplier is based is part of the actuarial assumptions and calculations used to price the Joint Option.  Those assumptions constitute proprietary information.  Therefore, Nationwide has elected not to add additional disclosure at this time.

10.	Spousal Continuation Benefit (pp. 19-20).

a.
Tax Penalty for Early Distributions. The template filing included a statement about the tax penalty imposed if distributions are made before the contractowner reaches age 59½. If the missing language is accurate for this product, please add the equivalent statement to this section where appropriate.

Response.  The note that was removed stated, "…the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met…"  Withdrawals under the Nationwide Lifetime Income Track option are not available until the Contract Owner (or both spouses if the Joint Option is elected) is 59½.  Therefore, the warning note addressing withdrawals before 59½ is not necessary.

b.
Risks Associated with Electing the Spousal Continuation Benefit. Please use bold face type or some other means of drawing attention to the sentence directly under subparagraph (3) above the Income Benefit Investment Options heading.

Response.  We revised the second paragraph of the "Risks Associated with Electing the Joint Option" as follows:

Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.

11.	Income Benefit Investment Options (p. 20).

a.
 Reason for Investment Limitations. Please disclose that the purpose of the investment restrictions is to reduce the volatility in investment performance and that such reduced volatility may reduce the returns on investments. In addition, please disclose that the investment restrictions may reduce the likelihood that Nationwide will have to make payments under the LC Option.

Response.  We added the following paragraph to the "Income Benefit Investment Options" section:

Only certain investment options are available to contracts that elect the Nationwide Lifetime Income Track option.  The investment options available under Nationwide Lifetime Income Track option are chosen by Nationwide based on each investment option's risk characteristics.  The permitted investment options are more conservative than those that are not permitted.  This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments.  By electing the Nationwide Lifetime Income Track option and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the option.

b.
 Static Asset Allocation Model Note. Please clarify that all the NVIT and Ivy Fund investment options are funds of funds and all of the other allowable investment options require investment in an asset allocation program.

Response.  We revised the note at the end of the "Income Benefit Investment Options"

section as follows (emphasis added):

Note: The Custom Portfolio Asset Rebalancing Service and Static Asset Allocation Model are asset allocation programs.  The investment options listed above are funds of funds.  Refer to "Appendix A: Underlying Mutual Funds" for more information.

12.
Transfer Restrictions (pp. 23-24). In the subsection about Managers of Multiple Contracts, please clarify whether contractowners receive advance notice if their advisor is subject to any market timing related restrictions. If not, please indicate how a contractowner can find out whether such a restriction applies to his or her multi-contract advisor.

Response.  We revised the third paragraph of the "Managers of Multiple Contracts" subsection as follows (emphasis added):

Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisors will receive advance notice of being subject to the one-day delay program.  Contract Owners should consult their advisor to determine if he/she is a multi-contract advisor and subject to U.S. mail restrictions.

13.
Right to Examine & Cancel (p. 25). Please clarify that in states that do not require return of premiums, the contract value will reflect the deduction of the mortality and expense charge, the administration charge and the optional death benefit charges because they are all reflected in the accumulation unit value calculation. Also, in the final sentence above the heading for "Allocation of Purchase Payments...," please clarify that any refund amount in excess of contract value is subject to Nationwide's claims paying ability.

Response.  We revised the third and fourth paragraphs of the "Right to Examine and Cancel" section as follows (emphasis added):

Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value (including any applicable contract charges) as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide, subject to its claims paying ability.

14.
Partial Withdrawals (p. 25). If correct, please revise or supplement the bold disclosure to expressly state that withdrawals taken to pay advisory or investment management fees may cause the contract to terminate if they reduce the contract value to zero.

Response.  It would not be an accurate statement to include the suggested language.  The contract value could be reduced to zero, however, if the contract still has a benefit base it would not terminate.  The "Nationwide Lifetime Income Track" section is cross referenced here to direct the reader to the appropriate section for information regarding this scenario.

15.	Dollar Cost Averaging (p. 26). As you do on page 15, please expressly state that this service is not available with the LC Option.

Response.  We added the following paragraph to the "Dollar Cost Averaging" section:

Dollar Cost Averaging is not available if the Nationwide Lifetime Income Track option is elected.

16.
Death Benefit Calculations (pp. 28-30). In the descriptions of both the Standard and the One- Year Enhanced Death Benefit options, please consider using bold text or some other means of drawing attention to the sentences that begin "[t]he practical effect of this formula is...." For the One-Year Enhanced Death Benefit option, what is the impact of the default calculation that applies if Nationwide does not receive all the information necessary to pay the death benefit within a year of the Annuitant's death? If the result is that the beneficiary receives the same amount s/he would have received without electing this option, state this directly.

Response.  With regard to the first part of this comment, since the language is boilerplate language that appears in the majority of Nationwide products, Nationwide is electing to defer making the changes suggested by the Staff until annual updates.

In addition, we revised the "One-Year Enhanced Death Benefit Option" subsection as follows (emphasis added):

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above, which would equal the standard death benefit.

17.	Annuity Payment Option (p. 32). For clarity, please revise the second sentence by inserting the words "by that date" between "option," and "a variable payment…"

Response.  We revised the first paragraph of the "Annuity Payment Options" section as follows (emphasis added):

The Annuitant must elect an annuity payment option before the Annuitization Date.  If the Annuitant does not elect an annuity payment option by that date, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

18.
Annuitization of Amounts Greater than $5,000.000 (p. 33). Please explain the purpose for or practical effect of the limitations Nationwide may impose on contractowners who are entitled to annuitize an amount in excess of $5,000,000.

Response. The $5 million annuitization limitation is part of the actuarial assumptions and calculations used to develop the product and is intended to limit the risk Nationwide assumes on any one life.  Generally, actuarial mortality tables are not as accurate in determining annuitization amounts for contracts in excess of $5 million.  Nationwide attempts to address this inaccuracy by limiting the annuitization concentration on any one life.  If this situation would occur, Nationwide provides alternative solutions for the amounts over $5 million, as disclosed in the prospectus.

19.
Appendix A (pp. 38-43). For the PIMCO Variable Insurance Trust Low Duration Portfolio, please limit the Investment Objective disclosure so it is consistent with the level of information provided for all other funds offered. Alternatively, in your response letter, please confirm that the description reflects the formal language defining the fund objectives in the relevant official fund governance documents.

Response.  We revised the Investment Objective for the PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class as follows:

Seeks maximum total return, consistent with preservation of capital and prudent investment management.

20.
Distribution, Promotional, and Sales Expenses (SAI, p. 1). Please confirm the 0.75% figure for the marketing allowance Nationwide determined when setting charges for the contracts. If this value is correct, please explain why the assumed value that applies to this contract and the template contract are the same. In particular, address whether Nationwide recovers the same percentage of marketing expenses under both products despite substantially different fee structures.

Response.  We updated the marketing allowance amount and revised the fourth sentence of the "Distribution, Promotional, and Sales Expenses" subsection as follows (emphasis added):

For the contracts described in the prospectus, Nationwide assumed 0.50% (of the Daily Net Assets of the Variable Account) for marketing allowance when determining the charges for the contracts.

21.	Item 18 (SAI). Please confirm that the disclosure provides all of the information responsive to Items 18(a), (d), and (e).

Response.  Nationwide confirms that the Statement of Additional Information provides all of the information responsive to Items 18(a), (d), and (e).

22.	Underwriters (SAI, p. 2). Per Item 29(c), please revise the disclosure to make clear that NISC received no direct or indirect commissions from Nationwide during the last three fiscal years.

Response.  We revised the second sentence of the "Underwriters" section as follows (emphasis added):

During the fiscal years ended December 31, 2011, 2010 and 2009, no direct or indirect underwriting commissions were paid by Nationwide to NISC.

23.	Advertising: Historical Performance of the Subaccounts (SAI, p. 2). Please delete the references to the Contract Maintenance Charge and the standard CDSC schedule as neither applies to this contract.

Response. We revised the third paragraph of the "Historical Performance of the Sub-Accounts" subsection as follows:

Standardized performance will reflect the maximum Variable Account charges possible under the contract.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

24.
Item 24: Missing Exhibits (Part C). When you file a pre-effective amendment to this registration statement, please include the fund participation agreement for Ivy Funds Variable Insurance Portfolios and the appropriate financial statements in addition to any required disclosure that was not included with the initial filing.

Response.  We added the following fund agreement reference for the Ivy Funds Variable Insurance Portfolios:

(17) Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc., dated December 1, 2000, as document "waddellreedfpa.htm."

In addition, we also added additional fund participation agreements for funds that have been added to the product since the initial filing.

25.	Item 26 (Part C).

a.
Subsidiary Designations. The organizational control charts included in Part C do not meaningfully respond to the subsidiary designation requirement described in Instruction 2 to Item 26. The instruction requires registrants to show clearly the relationships between each company in the corporate organizational structure in a way that indicates corporate control by ownership percentage and categorizes subsidiaries by the type of financial statements they file. Nationwide's 10-page response covers 148 related entities on two different charts that are not integrated effectively. The chart that shows the corporate organization and ownership shows which entities are subsidiaries. However, the financial statement categories are designated on the other chart. Consequently, the staff cannot determine which entities require subsidiary designations and whether the subsidiary designations presented are the right ones. Please revise the presentation so it integrates the required information clearly enough for the staff to evaluate it.

Response.  Nationwide represents that all required information is contained in the charts provided with the initial registration statement.  Nationwide notes that this same format and approach have been used for at least the last ten years in all of Nationwide's filings, both N-4s and N-6s, with no previous comment.  However, Nationwide acknowledges that the format is not as clear and concise as it could be.  Therefore, Nationwide represents that it will re-evaluate and revise the presentation of this information in connection with the annual update process in April.  To require revised presentation in connection with this filing would cause an undue delay, given that (1) Item 26 is not a disclosure item and therefore would not cause investor harm; and (2) revising the information and presentation is a process that is time consuming from a data collection standpoint.  Therefore, Nationwide respectfully requests to be permitted to address this comment in connection with the 2013 update filings that will occur in April.

b.
Principal Business Descriptions. The staff cannot tell what several of the listed entities really do. Please restate the principal business of the following entities more clearly: Nationwide Financial Structured Products, LLC; Nationwide Insurance Company of America; and Nationwide Services Company, LLC.

Response.  The principal business descriptions provided for "Nationwide Financial Structured Products, LLC" and "Nationwide Services Company, LLC" are the official business descriptions as provided by Nationwide to state insurance departments.

We deleted the principal business description for Nationwide Insurance Company of America in its entirety and replaced it with the following:

A financial services provider that sells individual traditional and variable life insurance products, group annuity products and other investment products. The company also maintains blocks of individual variable and fixed annuities and a block of direct response-marketed life and health insurance products.

26.
Required Representations. We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the insurance company and its management are in possession of all facts relating to the insurance company's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Response.  Nationwide acknowledges that:

•
should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing nor does the participation in the comment process;

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the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing nor does participation in the comment process; and

•
the insurance company may not assert this action or participation in the comment process as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact Jamie Casto at (614) 249-8782 or Ben Mischnick at (614) 677-6123 if you have any questions regarding this filing.

Sincerely,

/s/ JAMIE RUFF CASTO
Jamie Ruff Casto
Managing Counsel
Nationwide Life Insurance Company

and

/s/ BEN MISCHNICK
Ben Mischnick
Senior Counsel
Nationwide Life Insurance Company